Other Accounts Payable - Summary of Other Accounts Payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Payables [line items]
Advances received from customers	S/ 307,839	S/ 496,547
Salaries and other payable	87,869	97,774
Put option liability on Morelco acquisition (Note 32-b)	106,444	103,649
Third-party loans	11,619	11,560
Other taxes payable	104,444	132,775
Acquisition of non-controlling interest (Note 35-a)	22,697	22,963
Guarantee deposits	13,201	15,137
Other accounts payables	70,592	55,865
Other payables	908,406	1,206,779
Advances received from customers, current	270,714	301,868
Salaries and other payable, current	87,869	97,774
Put option liability on Morelco acquisition, current	71,341
Third-party loans, current	9,545	11,560
Other taxes payable, current	84,235	111,444
Acquisition of non-controlling interest (Note 35-a), current	22,697	22,963
Guarantee Deposits, Current	13,201	15,137
Other accounts payables, current	40,078	36,392
Other payables, current	635,305	632,669
Advances received from customers, not current	37,125	194,679
Payables related parties, not current	22,583	21,849
Put option liability on Morelco acquisition (Note 33-b), not current	35,103	103,649
Third-party loans, not current	2,074	0
Other taxes payable, not current	20,209	21,331
Other accounts payables, not current	30,514	19,473
Other payables, not current	273,101	574,110
Consorcio Ductos del Sur payable [member]
Disclosure Of Other Payables [line items]
Payables related parties	148,076	234,978
Payables related parties, not current	148,076	234,978
Consorcio Rio Mantaro [member]
Disclosure Of Other Payables [line items]
Payables related parties	35,625	35,531
Payables related parties, current	S/ 35,625	S/ 35,531